Taxation - NOL (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring in 2023	¥ 43,246
Loss expiring in 2024	1,532,204
Loss expiring in 2025	3,307,450
Loss expiring in 2026	4,462,460
Loss expiring in 2027	4,884,362
Loss expiring in 2029	2,683,178
Loss expiring in 2030	5,334,563
Operating Loss Carryforwards, Total	¥ 22,247,463
State Administration of Taxation, China [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforward expiration period	1 year
State Administration of Taxation, China [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforward expiration period	8 years
Tax Authorities In Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carried forward indefinitely	¥ 3,674,853
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carried forward indefinitely	1,728,310
Loss expiring in fourteen years	22,655
Loss expiring in fifteen years	229,341
Loss expiring in sixteen years	¥ 745,183